Financial liabilities	12 Months Ended
Mar. 31, 2026
Text block 1 [Abstract]
Financial liabilities
18. Financial liabilities
(1) Financial liabilities
Financial liabilities consist of the following:

	Yen in millions
			Non-cash changes
	As of April 1, 2024	Cash flow	Acquisitions	Reclassification	Changes in foreign currency exchange rates	Changes in fair value	Other	As of March 31, 2025

Current liabilities
Short-term debt	5,487,959	75,675	—	—	(99,165)	—	0	5,464,469
Current portion of long-term debt	9,844,870	(10,786,012)	—	11,336,112	(141,748)	—	19,679	10,272,900
Current portion of long-term lease liabilities	73,456	(86,249)	—	104,271	(599)	—	1,268	92,147

Current liabilities	15,406,284	(10,796,586)	—	11,440,383	(241,512)	—	20,947	15,829,516

Non-current liabilities
Long-term debt	20,766,384	13,381,581	—	(11,336,112)	(290,753)	—	1,059	22,522,158
Long-term lease liabilities	389,112	—	164,348	(104,271)	(3,280)	—	(4,705)	441,204

Non-current liabilities	21,155,496	13,381,581	164,348	(11,440,383)	(294,033)	—	(3,646)	22,963,363

Total	36,561,780	2,584,995	164,348	—	(535,545)	—	17,301	38,792,879

Derivatives	(40,578)	(5,189)	—	—	(478)	84,074	—	37,829

	Yen in millions
			Non-cash changes
	As of April 1, 2025	Cash flow	Acquisitions	Reclassification	Changes in foreign currency exchange rates		Changes in fair value	Other	As of March 31, 2026

Current liabilities
Short-term debt	5,464,469	(90,691)	—	—	455,722		—	(130,417)	5,699,083
Current portion of long-term debt	10,272,900	(11,601,270)	—	12,179,370	850,496		—	17,089	11,718,586
Current portion of long-term lease liabilities	92,147	(355,271)	—	439,532	2,991		—	(15,964)	163,435

Current liabilities	15,829,516	(12,047,232)	—	12,618,903	1,309,209		—	(129,292)	17,581,104

Non-current liabilities
Long-term debt	22,522,158	12,880,225	—	(12,179,370)	1,856,234		—	(2,460)	25,076,787
Long-term lease liabilities	441,204	—	549,798	(439,532)	17,791		—	(21,683)	547,578

Non-current liabilities	22,963,363	12,880,225	549,798	(12,618,903)	1,874,025		—	(24,143)	25,624,365

Total	38,792,879	832,992	549,798	—	3,183,234		—	(153,435)	43,205,469
						)
Derivatives	37,829	(40,982)	—	—	(1,917)		(24,507)	—	(29,578)
Short-term and long-term debt are classified as financial liabilities measured at amortized cost.
“Other” for the year ended March 31, 2026 includes amounts reclassified to liabilities directly associated with assets held for sale.
(2) Short-term debt
The breakdown of “Short-term debt” is as follows:

	Yen in millions
	March 31,
	2025	2026

Short-term debt
(Principally from bank)
[Weighted average interest rate
2025 2.26%
2026 2.51%]	1,552,166	1,339,878
Commercial paper
[Weighted average interest rate
2025 3.82%
2026 3.15%]	3,912,303	4,359,205

	5,464,469	5,699,083

(3) Long-term debt
The breakdown of “Long-term debt” is as follows:

	Yen in millions
	March 31,
	2025	2026

Unsecured loans
(Principally from bank)
[2025
Weighted average interest 3.56%
Due 2025 to 2042
2026
Weighted average interest 3.50%
Due 2026 to 2042]	7,360,937	8,854,912
Secured loans
(Principally financial receivables securitization)
[2025
Weighted average interest 4.23%
Due 2025 to 2034
2026
Weighted average interest 3.91%
Due 2026 to 2034]	7,556,089	8,737,773
Unsecured bonds of the parent
[2025
Weighted average interest 1.93%
Due 2026 to 2037
2026
Weighted average interest 2.91%
Due 2026 to 2037]	1,108,080	1,099,460
Unsecured bonds and medium-term notes of consolidated subsidiaries
[2025
Weighted average interest 3.61%
Due 2025 to 2048
2026
Weighted average interest 3.62%
Due 2026 to 2048]	16,683,919	17,989,699
Secured bonds of consolidated subsidiaries
[2025
Weighted average interest 8.12%
Due 2025 to 2029
2026
Weighted average interest 7.86%
Due 2026 to 2029]	86,033	113,529

	32,795,058	36,795,373
Less - Current portion due within one year	(10,272,900)	(11,718,586)

	22,522,158	25,076,787

As of March 31, 2025 and 2026, the currencies of long-term debt are 50% and 47% in US dollars, 12% and 12% in Japanese yen, 14% and 14% in Euros, 5% and 5% in Australian dollars, 4% and 4% in Canadian dollars, 15% and 18% in other currencies, respectively.
(4) Assets pledges as collateral
The breakdown of assets pledged as collateral mainly for loans of consolidated subsidiaries is as follows:

	Yen in millions
	March 31,
	2025	2026

Property, plant and equipment	1,616,300	1,926,713
Other assets	7,936,375	9,072,756

Total	9,552,674	10,999,469

Other assets principally consist of securitized finance receivables.
Standard agreements with certain banks include provisions that collateral (including sums on deposit with such banks) or guarantees will be furnished upon the banks’ request and that any collateral furnished, pursuant to such agreements or otherwise, will be applicable to all present or future indebtedness to such banks.
(5) Interest expenses
Interest expenses for the years ended March 31, 2025 and 2026 are ¥
1,654,702
million and ¥1,696,845 million, respectively. Interest expenses related to the financial business is included in “cost of financial services” in the consolidated statement of income.